Cover	12 Months Ended
Oct. 31, 2020 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Oct. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	TD
Entity Registrant Name	TORONTO DOMINION BANK
Entity Central Index Key	0000947263
Current Fiscal Year End Date	--10-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	1,816,107,875
Entity Interactive Data Current	Yes
Security Exchange Name	NYSE
Security 12(b) Title	Common Shares
Entity Emerging Growth Company	false
Entity Address Country	CA
Entity Incorporation State Country Code	CA
Entity Address, Address Line One	c/o General Counsel’s Office
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M5K 1A2
Entity Address, State or Province	ON
Local Phone Number	(416) 308-6963
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Glenn Gibson
Entity Address, Address Line One	31 West 52nd Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019-6101
Entity Address, State or Province	NY
Local Phone Number	(212) 827-7000